CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	18,000,000	18,000,000	18,000,000
Common stock, shares issued	9,998,446	9,998,446	9,998,446
Common stock, shares outstanding	9,998,446	9,998,446	9,998,446
IDoc Virtual Telehealth Solutions, Inc.
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	4,978	4,978	4,978
Common stock, shares outstanding	4,978	4,978	4,978